Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net income before taxes	$ 19,835	$ 78,782	$ 94,970
Net (loss) income not subject to taxes	(72,469)	41,100	77,570
Net income subject to taxes	92,304	37,682	17,400
At applicable statutory tax rates	12,484	2,559	(6,292)
Permanent differences	(4,677)	(3,619)	(12,245)
Adjustments related to currency differences	3,349	(14,231)	6,437
Valuation allowance	(8,977)	17,516	1,623
Tax expense (recovery) related to current year	$ 2,179	$ 2,225	$ (10,477)